Consolidated Statements of Comprehensive Income (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Operating expenses (income)
Consulting fees	$ 549	$ 416
Depreciation	346	331
Directors' fees, employee salaries and benefits	2,777	2,397
Exploration expenses	8,634	10,462
General and administrative	7,910	8,315
Professional fees	2,705	2,015
Adjustments for share-based payments	2,966	2,298
Share of loss in associate	346	1,458
Share of loss on investment in joint venture	51	70
Impairment of exploration and evaluation assets	0	74
Recovery on the receipt of mineral property option payments	0	(2,260)
Expenses (Income), by nature	26,284	25,576
Operating loss	(26,284)	(25,576)
Other items
Interest income	314	710
Flow-through recovery	101	0
Other expenses	(84)	(90)
Gain on share sales of investment in associate	149	0
Gain on remeasurement of investment in NevGold	337	0
Net foreign exchange gain (loss)	52	(291)
Net loss for the year before taxes	(25,415)	(25,247)
Current income tax recovery (expense)	239	(1,932)
Deferred income tax recovery (expense)	9,844	(168)
Net loss for the year	(15,332)	(27,347)
Profit (loss), attributable to owners of parent	(13,478)	(25,289)
Non-controlling interests	(1,854)	(2,058)
Other comprehensive income (loss)
Unrealized gain on short-term investments	758	8
Unrealized gain (loss) on long-term investments	104,290	(6,336)
Deferred tax recovery (expense) on investments	(14,435)	838
Foreign currency adjustment reclassified to net loss	(134)	0
Foreign currency translation adjustments	1,020	(176)
Total comprehensive income (loss) for the year	76,167	(33,013)
Shareholders of the Company	78,025	(31,010)
Non-controlling interests	$ (1,858)	$ (2,003)
Net loss per share, basic and diluted (in CAD per share)	$ (0.07)	$ (0.13)
Weighted average number of shares outstanding, basic and diluted (in shares)	199,055,992	187,833,126